Expense Example - Grayscale Artificial Intelligence Infrastructure ETF - Grayscale Artificial Intelligence Infrastructure ETF	Jun. 03, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	$ 189